INCOME TAXES (Details 6) In Thousands, unless otherwise specified								12 Months Ended
	Dec. 31, 2012 United States Foreign subsidiaries USD ($)	Dec. 31, 2012 United States AirCard business USD ($)	Dec. 31, 2012 Hong Kong Foreign subsidiaries USD ($)	Dec. 31, 2012 Brazil Foreign subsidiaries USD ($)	Dec. 31, 2012 Korea Foreign subsidiaries USD ($)	Dec. 31, 2012 Luxembourg Foreign subsidiaries USD ($)	Dec. 31, 2012 German Foreign subsidiaries USD ($)	Dec. 31, 2012 France Foreign subsidiaries EUR (€)	Dec. 31, 2012 France Foreign subsidiaries USD ($)
Net operating loss carry-forwards
Net operating loss carry-forwards	$ 18,479	$ 8,000	$ 139	$ 44	$ 233	$ 345	$ 73		$ 180,576
Base amount limitation of net operating loss deduction								1,000
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)								50.00%
Amount of taxable income over which the percentage limitation is applied								€ 1,000